Investments - Variable Interest Entities and non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	$ 21,664.8				$ 22,193.9				$ 21,664.8	$ 22,193.9
Non-controlling interests	64.3				69.2				64.3	69.2
Net (loss) income attributable to non-controlling interests	0.5	$ 2.3	$ 2.8	$ (1.2)	(2.2)	$ 4.3	$ (1.6)	$ 3.9	4.4	4.4	$ (1.7)
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	218.0				209.0				218.0	209.0
Real Estate Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	6,200.0				5,700.0				6,200.0	5,700.0
Hedge Fund Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	$ 6,700.0				$ 7,100.0				$ 6,700.0	$ 7,100.0